INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS, NET
Costs	$ 381	$ 381
Accumulated amortization	(291)	(278)
Exchange differences	6	5
Intangible assets, net	96	108
Amortization expense	13	28	182
Expected amortization expense
2013	13
2014	13
2015	13
2016	13
2017	13
thereafter	31
Customer relationship
INTANGIBLE ASSETS, NET
Costs	259	259
Accumulated amortization	(259)	(259)
Expected useful economic lives	6 years
Backlog
INTANGIBLE ASSETS, NET
Costs	1	1
Accumulated amortization	(1)	(1)
Backlog | Maximum
INTANGIBLE ASSETS, NET
Expected useful economic lives	1 year
Patent
INTANGIBLE ASSETS, NET
Costs	121	121
Accumulated amortization	$ (31)	$ (18)
Expected useful economic lives	10 years